Note 6 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 6 - Employee Benefit Plans

The Company sponsors a noncontributory defined benefit pension plan. On May 10, 2012, the Board of Directors of the Company authorized an amendment to the IHCC Employee Retirement Plan (the “Pension Plan”) which provided that all future benefit accruals and compensation increases under the Pension Plan automatically cease for all individuals who were participants under the Pension Plan as of June 30, 2012. The amendment allows such participants to continue to earn vesting credit towards their Pension Plan benefit on and after June 30, 2012. The curtailment of the Pension Plan resulted in a reduction in our accrued pension liability of $1,760,623, net of deferred taxes of $598,612.

The following table provides additional details for the Company on a consolidated basis as of December 31.

	2013	2012
Change in projected benefit obligation:
Benefit obligation at beginning of year	$23,872,644	$24,098,408
Service cost	-	293,544
Interest cost	668,720	1,010,630
Actuarial (gain) loss	32,453	(439,475)
Benefits paid	(650,734)	(953,328)
Change in discount rate	(2,607,483)	1,623,488
Curtailment	-	(1,760,623)
Benefit obligation at end of year	$21,315,600	$23,872,644

Change in plan assets:
Fair value of plan assets at beginning of year	$16,661,125	$14,551,370
Actual return on plan assets	1,457,366	1,571,883
Employer contributions	960,000	1,491,200
Benefits paid	(650,734)	(953,328)
Fair value of plan assets at end of year	$18,427,757	$16,661,125
Funded status	$(2,887,843)	$(7,211,519)
Unrecognized net actuarial loss	4,794,177	8,406,635
Net amount recognized as prepaid benefit cost	$1,906,334	$1,195,116

Components of net periodic benefit cost:
Service cost	$-	$293,544
Interest cost	668,720	1,010,630
Expected return on plan assets	(1,192,584)	(1,272,898)
Recognized actuarial net loss	772,646	913,378
Net periodic benefit cost	$248,782	$944,654
Accumulated benefit obligation	$21,315,600	$23,872,644

The portion of the accrued pension liability included in accumulated other comprehensive income at December 31, 2013 is $4,794,177, which has been recorded net of related tax of $1,630,020. The portion of the accrued pension liability included in accumulated other comprehensive income at December 31, 2012 is $8,406,635, which has been recorded net of related tax of $2,858,256. These amounts are solely the result of unamortized actuarial net losses not yet amortized into income.

The estimated net loss that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2014 is $390,413.

Actuarial assumptions used at December 31, 2013 and 2012 to determine benefit obligations and net periodic benefit cost are as follows:

	December 31
	2013	2012
Discount rate	5.00%	4.00%
Expected return on plan assets	7.00%	8.50%

The long-term rate of return for plan assets is determined based on an analysis of historical returns on invested assets, anticipated future fixed income, equity investment markets, and diversification needs. Long term trends are evaluated relative to current market factors such as inflation, interest rates and investment strategies, including risk management, in order to assess the assumptions as applied to the plan.

The Company employs a conservative investment strategy whereby the majority of invested assets are held in appropriate investments for defined benefit pension plans, including a small portion of plan assets held in common stock of the Company. The Company uses an independent third party to administer its retirement plan. Plan assets are held in a trust account and include a diversified assortment of pooled separate accounts as well as Company common stock. The fair value of plan assets as of December 31, 2013 and 2012 are as follows:

	December 31
	2013	2012

Pooled separate accounts	$17,778,307	$16,113,355
Company common stock - 31,000 shares	649,450	547,770

Pooled separate accounts held by the Pension Plan at December 31, 2013 and 2012 are considered Level 2 assets and are valued at the net asset value (“NAV”) of units held by the Pension Plan at year end. The NAV is determined by dividing the net assets, at fair value, of the fund by the number of units outstanding on the day of valuation.  Pooled separate accounts are comprised, primarily, of shares of registered investment companies held through subaccounts of a separate account of an insurance company. The NAV as adjusted (for mutual fund dividends, mutual fund splits and administrative maintenance charges and other items) and reported by the insurance company approximates fair value of the investments. The investments are redeemable at the adjusted NAV under agreements with the insurance company.  However, it is possible that the redemption rights may be restricted or eliminated in the future. Due to the nature of the investments, changes in the market conditions, liquidity requirements, and the economic environment may significantly affect the NAV of the registered investment companies and, consequently, the fair value of the Pension Plan's investments.

Shares of Company common stock held by the plan at December 31, 2013 and 2012 are considered Level 2 assets and are valued based on observable inputs, such as quoted prices in markets with limited activity. Dividends of $7,750 and $7,130 were paid to the plan in 2013 and 2012, respectively, on the Company common stock. The plan made no purchases or sales of Company common stock during 2013 or 2012.

A summary of the allocation of plan assets by investment type as of December 31, 2013 and 2012 is as follows:

	December 31
	2013	2012
Equity pooled separate accounts	35%	48%
Debt pooled separate accounts	61%	49%
Company common stock	4%	3%

The Company expects to contribute approximately $900,000 to its pension plan in 2014.

The following estimated future benefit payments are expected to be paid:

Pension Benefits

2014	$2,601,000
2015	1,418,000
2016	1,665,000
2017	1,299,000
2018	1,275,000
2019-2023	7,225,000

The Company also sponsors a 401(k) defined contribution plan known as the IHCC Retirement Savings Plan and Trust (the “Old 401(k) Plan”). On June 21, 2012, the Board of Directors of the Company authorized an amendment to the Old 401(k) Plan, under which, effective June 30, 2012, participants in the Old 401(k) Plan shall not be eligible to elect to defer and contribute compensation earned to the Old 401(k) Plan; the Company will not make any matching contributions to the Old 401(k) Plan; and the Old 401(k) Plan will not accept rollover contributions.

On June 21, 2012, the Board of Directors of the Company also adopted a new traditional 401(k) retirement plan, the IHCC 401(k) Retirement Plan (the “Retirement Plan”). Employees will be eligible to participate in the Retirement Plan on the first day of employment. Under the Retirement Plan, the Company will match employee contributions dollar for dollar up to 4% of employee compensation deferrals. Employees who have met certain employment criteria may also be eligible to receive an additional allocation after the end of each plan year. The Retirement Plan became effective July 1, 2012.

The funds previously invested in mutual funds in the Old 401(k) Plan were rolled into the Retirement Plan in conjunction with the plan amendments, leaving only Company stock in the Old 401(k) Plan.

Information relative to the assets within both the Old 401(k) Plan and the Retirement Plan as of December 31, 2013 and 2012, along with employer contributions expensed and dividends paid on Company stock for the years then ended, are as follows:

	December 31
	2013	2012

Old 401(k) Plan
Company common stock:
Shares held	331,559	345,145
Fair value	$6,863,275	$6,098,714

Retirement Plan
Mutual funds - fair value	$1,635,830	$844,941

	For the Year Ended December 31
	2013	2012

Old 401(k) Plan
Employer contributions	$-	$133,970
Dividends on Company stock	86,286	79,621

Retirement Plan
Employer contributions	$316,206	$88,654

In addition, the Company sponsors a deferred compensation plan for selected executive officers. Information relative to the assets within the deferred compensation plan as of December 31, 2013 and 2012, along with employer contributions expensed and dividends paid on Company stock for the years then ended, are as follows:

	December 31
	2013	2012

Company common stock:
Shares held	20,820	20,881
Fair value	$430,984	$368,976
Mutual funds - fair value	69,136	13,939
Cash and cash equivalents	3,486	5,012

	For the Year Ended December 31
	2013	2012

Employer contributions	$24,978	$18,212
Dividends on Company stock	5,220	4,659